Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Oil And Gas Producing Activities [line items]
Pre-tax income (loss) from producing activities	$ 3,056	$ 715	$ (837)
Income tax expense / benefit	(822)	(699)	(184)
Argentina [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	51	49	33
Net intersegment sales	7,134	5,820	4,222
Total net revenues	7,185	5,869	4,255
Production costs	(3,712)	(2,921)	(2,684)
Exploration expenses	(63)	(27)	(78)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,075)	(2,378)	(1,984)
Impairment of Property, plant and equipment	(123)	(115)	(45)
Other	82	(306)	40
Pre-tax income (loss) from producing activities	1,294	122	(496)
Income tax expense / benefit	(453)	(43)	149
Results of oil and gas producing activities	841	79	(347)
Other foreign [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total net revenues		0
Production costs	(1)	(2)	(2)
Exploration expenses	(2)	(2)	(2)
Other	1	9	3
Pre-tax income (loss) from producing activities	(2)	5	(1)
Results of oil and gas producing activities	(2)	5	(1)
Worldwide [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	51	49	33
Net intersegment sales	7,134	5,820	4,222
Total net revenues	7,185	5,869	4,255
Production costs	(3,713)	(2,923)	(2,686)
Exploration expenses	(65)	(29)	(80)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,075)	(2,378)	(1,984)
Impairment of Property, plant and equipment	(123)	(115)	(45)
Other	83	(297)	43
Pre-tax income (loss) from producing activities	1,292	127	(497)
Income tax expense / benefit	(453)	(43)	149
Results of oil and gas producing activities	$ 839	$ 84	$ (348)